SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 PARENT COMPANY CNY	Dec. 31, 2011 PARENT COMPANY CNY	Dec. 31, 2010 PARENT COMPANY CNY	Dec. 31, 2009 PARENT COMPANY CNY
ASSETS
Cash and cash equivalents	$ 36,816	229,367	$ 52,575	327,546	612,583	70,695	28,171	32,617	241	100
Due from subsidiaries							2,915	1,438
Prepaid expenses and other current assets	3,506	21,837		15,078			1,177	1,874
Investment in subsidiaries							851,677	757,465
Total assets	164,640	1,025,719		920,774			883,940	793,394
LIABILITIES AND EQUITY
Due to subsidiaries							8,322	8,368
Prepaid subscription	25	158		391			391	646
Accrued expenses							3,932	5,302
Total liabilities	24,974	155,591		142,870			12,645	14,316
Equity:
Ordinary shares, par value $0.001, 1,000,000,000 shares authorized, 103,844,239 and 104,404,831 shares issued and outstanding as of December 31, 2011 and 2012, respectively	120	745		741			745	741
Additional paid-in capital	115,510	719,641		702,995			719,641	702,995
Retained earnings	25,372	158,068		82,432			158,068	82,432
Accumulated other comprehensive loss	(1,336)	(8,326)		(8,264)			(7,159)	(7,090)
Total equity	139,666	870,128		777,904	766,092	30,818	871,295	779,078
Total liabilities and equity	$ 164,640	1,025,719		920,774			883,940	793,394